Other Gains (Losses) - Net (Tables)	12 Months Ended
Dec. 31, 2023
Other Gains Losses Net Abstract
Schedule of Other Gains (Losses) - Net
	Year ended	Year ended	Year ended
	December 31, 2023	December 31, 2022	December 31, 2021
Net currency exchange gains (losses)	$78,178	$1,079,191	$(105,098)
Gains on financial assets and liabilities at fair value through profit or loss	5,972,649	405,008	-
Loss on disposal of subsidiaries	-	(69,335)	-
(Loss) gain on disposal of property, plant and equipment	(94)	(70,698)	459
Loss on lease modification	-	(48,488)	-
Other losses	(17,914)	(72,793)	(22,386)
	$6,032,819	$1,222,885	$(127,025)